T. ROWE PRICE Spectrum Conservative Allocation Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.5%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.152%, 4/15/35 (1) 440,000 441
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  445,000 443
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  251,000 248
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 419
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 247
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 223
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 137,075 138
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 133
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.452%, 12/26/31 (1) 169,779 170
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163,250 164
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 79,038 78
CarMax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  1,050,000 1,048
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 253
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 237

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 117
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 208
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 321
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 425,000 428
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.075%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 190,553 191
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 741
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 350,000 333
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 112
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 266
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 170,000 171
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 123,829 123
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 246,952 240

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.031%, 1/15/38 (1) 265,000 266
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 124,736 128
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 100,290 103
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 270,000 271
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 264
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 152
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 107
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  409,632 410
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  90,000 92
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  345,000 346
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 202
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 911
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.215%, 1/15/38 (1) 250,000 252
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 230,000 239
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 275,000 276

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 231,600 212
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 565,725 587
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 393,054 393
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 303,826 302
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 130,000 132
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 102
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 140,000 141
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 232,200 236
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 400,000 401
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.023%, 1/20/37 (1) 325,000 327
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 130
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 592
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 400,722 403

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 101,128 104
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 77,532 80
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 59,435 59
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 391
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 400,000 401
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 303,537 304
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M TSFR + 1.382%, 5.675%, 7/20/29 (1) 13,825 14
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.205%, 7/20/29 (1) 475,000 476
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.26%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 38,036 38
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 143
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 177,263 179
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.973%, 11/15/36 (1) 400,000 402

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 97,421 98
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 599
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 433,536 435
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/37 (1) 595,000 598
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.002%, 10/15/39 (1) 305,000 307
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 197,289 199
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  217,636 215
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  385,000 385
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  381,861 382
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  175,000 176
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 418
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 305,000 306
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 304
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 595,000 618
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 502,829 463

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 116
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 305,000 310
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 67
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 387,335 376
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 674,229 675
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.825%, 1/22/38 (1) 375,000 375
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/18/31  385,000 389
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 219,275 220
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,904 155
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 365,018 366
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 118,145 120
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 118,002 120
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  250,000 251

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 805,000 805
Total Asset-Backed Securities (Cost $29,372) 29,521
BOND MUTUAL FUNDS  25.5%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.24% (2)
(3) 14,884,048 116,840
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.39% (2)(3) 10,638,060 99,253
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.50% (2)(3) 1,068,439 11,187
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.06% (2)(3) 4,636,598 43,862
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.67% (2)(3) 11,005,362 86,942
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.50% (2)(3) 12,972,554 110,915
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.11% (2)(3) 41,956 198
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.56% (2)(3) 3,693,772 27,519
Total Bond Mutual Funds (Cost $537,435) 496,716
COMMON STOCKS  34.9%
COMMUNICATION SERVICES  2.4%
Diversified Telecommunication Services  0.1%
AST SpaceMobile (4) 3,279 89
BT Group (GBP) (5) 558,143 1,125
KT (KRW)  24,737 803
2,017
Entertainment  0.4%
Atlanta Braves Holdings, Class C (4) 5,351 216
Liberty Media Corp-Liberty Live, Class C (4) 15,158 1,112
Madison Square Garden Sports (4) 1,005 205
Netflix (4) 6,064 5,946
Sea, ADR (4) 4,647 591
8,070
Interactive Media & Services  1.5%
Alphabet, Class A  10,242 1,744
Alphabet, Class C  82,053 14,131

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LY (JPY)  141,600 478
Meta Platforms, Class A  15,668 10,469
NAVER (KRW)  3,956 562
Pinterest, Class A (4) 22,800 843
Reddit, Class A (4) 2,853 462
Tencent Holdings (HKD)  7,400 456
Vimeo (4) 30,610 180
29,325
Media  0.1%
Comcast, Class A  12,871 462
WPP (GBP)  114,206 926
1,388
Wireless Telecommunication Services  0.3%
KDDI (JPY)  31,800 1,037
T-Mobile U.S.  18,410 4,965
6,002
Total Communication Services 46,802
CONSUMER DISCRETIONARY  3.7%
Automobile Components  0.2%
Autoliv, SDR (SEK)  9,187 902
Denso (JPY) (5) 69,700 904
Dowlais Group (GBP)  219,614 193
Magna International  17,666 643
Modine Manufacturing (4) 1,510 128
Stanley Electric (JPY)  19,500 316
3,086
Automobiles  0.3%
Subaru (JPY)  30,600 567
Suzuki Motor (JPY)  68,400 838
Tesla (4) 11,754 3,444
Toyota Motor (JPY)  103,800 1,883
6,732
Broadline Retail  1.1%
Alibaba Group Holding, ADR  3,242 430
Amazon.com (4) 91,360 19,394
Global-e Online (4) 2,799 119
Isetan Mitsukoshi Holdings (JPY) (5) 46,200 705
Next (GBP)  9,971 1,264
Ollie's Bargain Outlet Holdings (4) 164 17
Savers Value Village (4) 12,630 95
22,024

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.0%
Bright Horizons Family Solutions (4) 3,661 474
Duolingo (4) 304 95
Strategic Education  1,998 161
730
Hotels, Restaurants & Leisure  0.7%
Amadeus IT Group (EUR)  13,627 1,029
Booking Holdings  527 2,643
Caesars Entertainment (4) 790 26
Cava Group (4) 74 7
Chipotle Mexican Grill (4) 21,907 1,182
Compass Group (GBP)  59,568 2,085
DoorDash, Class A (4) 3,259 647
Dutch Bros, Class A (4) 3,588 284
Life Time Group Holdings (4) 1,477 45
McDonald's  13,345 4,115
Papa John's International  4,099 186
Planet Fitness, Class A (4) 6,943 643
Red Rock Resorts, Class A  4,057 203
Shake Shack, Class A (4) 1,080 117
Wyndham Hotels & Resorts  1,925 209
13,421
Household Durables  0.2%
Champion Homes (4) 2,402 246
Installed Building Products  1,188 204
Panasonic Holdings (JPY)  90,700 1,122
Persimmon (GBP)  30,638 467
Sony Group (JPY)  87,800 2,196
4,235
Leisure Products  0.0%
Peloton Interactive, Class A (4) 27,125 204
204
Specialty Retail  1.0%
AutoZone (4) 595 2,078
Burlington Stores (4) 670 167
Carvana (4) 13,647 3,181
Floor & Decor Holdings, Class A (4) 161 16
Home Depot  3,896 1,545
Kingfisher (GBP)  311,601 973
Lowe's  6,167 1,533
O'Reilly Automotive (4) 1,111 1,526

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RH (4) 201 65
Ross Stores  25,240 3,542
TJX  17,319 2,161
Tractor Supply  16,940 938
Ulta Beauty (4) 2,869 1,051
18,776
Textiles, Apparel & Luxury Goods  0.2%
Cie Financiere Richemont, Class A (CHF)  5,810 1,191
Kering (EUR)  2,989 838
Lululemon Athletica (4) 722 264
Moncler (EUR)  14,484 996
NIKE, Class B  466 37
Samsonite International (HKD)  169,800 471
Skechers USA, Class A (4) 1,170 71
3,868
Total Consumer Discretionary 73,076
CONSUMER STAPLES  2.0%
Beverages  0.3%
Coca-Cola  26,245 1,869
Diageo (GBP)  31,433 861
Heineken (EUR)  13,566 1,146
Keurig Dr Pepper  55,741 1,868
Kirin Holdings (JPY)  23,200 313
Primo Brands  4,015 135
6,192
Consumer Staples Distribution & Retail  0.3%
Dollar Tree (4) 10,830 789
Seven & i Holdings (JPY)  84,200 1,201
Walmart  28,971 2,857
Welcia Holdings (JPY) (5) 13,000 192
5,039
Food Products  0.4%
Barry Callebaut (CHF)  207 250
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $100 (4)(6)(7) 5,395 19
Mondelez International, Class A  35,482 2,279
Nestle (CHF)  39,313 3,795
Post Holdings (4) 2,044 232
Simply Good Foods (4) 7,925 299
Utz Brands  5,182 70

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wilmar International (SGD)  332,000 791
7,735
Household Products  0.5%
Colgate-Palmolive  42,931 3,914
Procter & Gamble  28,591 4,970
8,884
Personal Care Products  0.5%
BellRing Brands (4) 2,796 205
Interparfums  1,943 270
Kenvue  182,947 4,317
L'Oreal (EUR)  3,231 1,188
Olaplex Holdings (4) 62,153 90
Puig Brands, Class B (EUR) (4) 20,303 376
Unilever (GBP)  57,929 3,282
9,728
Total Consumer Staples 37,578
ENERGY  1.5%
Energy Equipment & Services  0.3%
Cactus, Class A  2,930 154
Expro Group Holdings (4) 15,921 189
Schlumberger  89,601 3,733
Solaris Energy Infrastructure  2,954 101
TechnipFMC  76,331 2,247
Weatherford International  4,620 286
6,710
Oil, Gas & Consumable Fuels  1.2%
Antero Resources (4) 1,984 73
Chevron  6,457 1,024
ConocoPhillips  34,527 3,424
Diamondback Energy  7,922 1,259
DT Midstream  752 72
EQT  45,271 2,181
Equinor (NOK)  72,998 1,695
Expand Energy  20,704 2,047
Exxon Mobil  20,141 2,242
Magnolia Oil & Gas, Class A  8,956 210
PBF Energy, Class A  4,297 92
Phillips 66  7,611 987
Range Resources  64,502 2,394
Shell, ADR  24,681 1,665
TotalEnergies (EUR)  40,160 2,422

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valero Energy  13,682 1,789
Viper Energy  7,006 326
23,902
Total Energy 30,612
FINANCIALS  6.3%
Banks  2.0%
ANZ Group Holdings (AUD)  41,230 766
Banc of California  19,386 288
Bank of America  58,747 2,708
Blue Foundry Bancorp (4) 5,109 51
Cadence Bank  9,981 331
Capitol Federal Financial  21,052 125
Citigroup  13,668 1,093
Columbia Banking System  12,815 343
CRB Group, Acquisition Date: 4/14/22, Cost $21 (4)(6)(7) 199 13
DBS Group Holdings (SGD)  34,963 1,194
Dime Community Bancshares  7,878 244
DNB Bank (NOK)  81,296 1,876
Dogwood State Bank (4) 3,957 61
East West Bancorp  5,655 534
Eastern Bankshares  11,918 213
Equity Bancshares, Class A  5,014 215
FB Financial  5,195 262
First Bancshares  5,809 207
Five Star Bancorp  6,550 200
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $41 (4)(6)(7) 4,129 19
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(7) 803 1
HarborOne Bancorp  8,355 97
HDFC Bank (INR)  47,604 948
Home BancShares  7,020 210
Huntington Bancshares  61,603 1,015
ING Groep (EUR)  100,834 1,795
Intesa Sanpaolo (EUR)  236,619 1,166
JPMorgan Chase  33,276 8,807
Kearny Financial  8,582 60
KeyCorp  73,150 1,267
Live Oak Bancshares  7,132 227
Lloyds Banking Group (GBP)  1,295,424 1,202
Mitsubishi UFJ Financial Group (JPY)  135,400 1,726
National Bank of Canada (CAD)  15,814 1,316
Origin Bancorp  5,044 195

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Premier Bancorp  6,702 160
Pinnacle Financial Partners  4,047 462
Popular  1,694 170
Prosperity Bancshares  4,336 333
Skandinaviska Enskilda Banken, Class A (SEK)  59,985 964
Societe Generale (EUR)  26,048 1,067
SouthState  4,455 449
Standard Chartered (GBP)  90,541 1,458
Sumitomo Mitsui Trust Group (JPY)  22,178 569
Texas Capital Bancshares (4) 4,172 330
UniCredit (EUR)  26,298 1,387
United Overseas Bank (SGD)  50,500 1,431
Western Alliance Bancorp  4,111 357
39,912
Capital Markets  1.0%
Bridgepoint Group (GBP)  135,285 595
Brookfield (CAD)  20,186 1,168
Cboe Global Markets  4,168 879
Charles Schwab  39,294 3,125
CME Group  3,254 826
CVC Capital Partners (EUR) (4) 33,742 777
DigitalBridge Group  14,267 162
Goldman Sachs Group  5,453 3,393
Hamilton Lane, Class A  2,895 453
Intercontinental Exchange  10,545 1,827
Julius Baer Group (CHF)  16,936 1,143
Macquarie Group (AUD)  6,298 894
Morgan Stanley  5,405 719
MSCI  57 34
S&P Global  3,340 1,783
StepStone Group, Class A  3,498 210
Stifel Financial  1,642 174
TMX Group (CAD)  23,017 818
18,980
Consumer Finance  0.2%
American Express  11,061 3,329
Encore Capital Group (4) 4,195 158
SLM  7,287 220
3,707
Financial Services  1.5%
Adyen (EUR) (4) 494 902
Berkshire Hathaway, Class B (4) 11,693 6,008

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Challenger (AUD)  62,969 229
Corebridge Financial  38,086 1,321
Corpay (4) 2,880 1,057
Edenred (EUR)  11,573 368
Fiserv (4) 18,700 4,407
Marqeta, Class A (4) 37,766 158
Mastercard, Class A  6,538 3,768
Mitsubishi HC Capital (JPY) (5) 58,700 397
PennyMac Financial Services  5,962 618
Toast, Class A (4) 3,396 131
Visa, Class A  29,858 10,830
30,194
Insurance  1.5%
Admiral Group (GBP)  12,119 439
AIA Group (HKD)  138,600 1,064
Allstate  20,102 4,003
Assurant  1,535 319
AXA (EUR)  58,499 2,287
Chubb  7,761 2,216
Definity Financial (CAD)  17,352 748
Goosehead Insurance, Class A  2,274 280
Great-West Lifeco (CAD) (5) 27,868 1,035
Hanover Insurance Group  947 162
Mandatum (EUR)  78,808 446
Marsh & McLennan  2,798 665
MetLife  22,415 1,932
Muenchener Rueckversicherungs-Gesellschaft (EUR)  5,460 3,094
Progressive  7,681 2,166
RLI  3,284 250
Root, Class A (4) 1,217 165
Sampo, Class A (EUR)  150,770 1,324
Selective Insurance Group  88 8
Storebrand (NOK)  99,266 1,084
Tokio Marine Holdings (JPY)  57,100 2,033
Travelers  5,723 1,479
TWFG (4) 5,110 155
White Mountains Insurance Group  152 281
Zurich Insurance Group (CHF)  2,026 1,339
28,974

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  44,575 979
979
Total Financials 122,746
HEALTH CARE  4.4%
Biotechnology  0.5%
Arcellx (4) 3,687 239
Argenx, ADR (4) 1,522 951
Arrowhead Pharmaceuticals (4) 5,967 113
Ascendis Pharma, ADR (4) 1,762 276
Avidity Biosciences (4) 2,581 79
Black Diamond Therapeutics (4) 17,771 36
Blueprint Medicines (4) 2,332 225
Centessa Pharmaceuticals, ADR (4) 3,544 55
Crinetics Pharmaceuticals (4) 2,172 78
CRISPR Therapeutics (4) 1,500 66
Cytokinetics (4) 7,102 327
Dyne Therapeutics (4) 2,167 30
Erasca (4) 26,517 36
Genmab (DKK) (4)(5) 2,149 484
Gilead Sciences  2,200 251
Immatics (4) 21,981 96
Immunocore Holdings, ADR (4) 13,930 409
Immunome (4) 20,609 194
Immunovant (4) 16,808 346
Insmed (4) 3,952 322
Ionis Pharmaceuticals (4) 9,314 309
Merus (4) 1,410 66
Metsera (4) 2,625 65
Metsera, Acquisition Date: 11/12/24, Cost $50 (4)(6) 4,208 104
Nurix Therapeutics (4) 3,290 51
Prime Medicine (4) 5,544 14
Regeneron Pharmaceuticals  3,202 2,237
Revolution Medicines (4) 5,225 213
Vaxcyte (4) 2,596 190
Vera Therapeutics (4) 4,621 138
Vertex Pharmaceuticals (4) 2,565 1,231
Xenon Pharmaceuticals (4) 1,643 61
9,292
Health Care Equipment & Supplies  0.8%
Alcon (CHF)  8,553 798
Alcon  9,200 851

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  6,800 1,534
Elekta, Class B (SEK) (5) 68,938 379
EssilorLuxottica (EUR)  3,702 1,109
GE HealthCare Technologies  2,083 182
Haemonetics (4) 3,349 219
Intuitive Surgical (4) 4,495 2,576
Koninklijke Philips (EUR) (4) 53,572 1,394
Lantheus Holdings (4) 2,850 267
Masimo (4) 5,517 1,041
Neogen (4) 17,530 176
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (4)(6)
(7) 30,352 13
Penumbra (4) 597 170
PROCEPT BioRobotics (4) 3,331 214
QuidelOrtho (4) 7,447 298
Siemens Healthineers (EUR)  25,807 1,443
Sonova Holding (CHF)  1,466 472
Stryker  4,975 1,921
Sysmex (JPY)  13,500 246
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $48 (4)(6) 3,294 61
15,364
Health Care Providers & Services  1.3%
Alignment Healthcare (4) 18,556 291
BrightSpring Health Services (4) 11,322 218
Cencora  17,719 4,493
Cigna Group  4,245 1,311
Concentra Group Holdings Parent  9,031 204
Elevance Health  6,718 2,666
HCA Healthcare  5,196 1,592
HealthEquity (4) 2,657 292
Molina Healthcare (4) 9,157 2,757
NeoGenomics (4) 10,546 105
Oscar Health, Class A (4) 26,606 389
Privia Health Group (4) 5,593 140
Progyny (4) 7,456 168
Quest Diagnostics  11,147 1,927
RadNet (4) 3,586 199
Tenet Healthcare (4) 11,401 1,443
UnitedHealth Group  15,543 7,382
25,577

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.0%
Doximity, Class A (4) 3,827 270
270
Life Sciences Tools & Services  0.5%
Bruker  4,179 198
Danaher  8,083 1,679
Mettler-Toledo International (4) 1,002 1,275
Repligen (4) 1,024 163
Revvity  18,119 2,032
Sotera Health (4) 16,324 204
Stevanato Group  10,490 196
Thermo Fisher Scientific  7,211 3,814
9,561
Pharmaceuticals  1.3%
Arvinas (4) 5,293 94
Astellas Pharma (JPY)  61,300 596
AstraZeneca, ADR  73,660 5,614
Axsome Therapeutics (4) 894 114
Bayer (EUR)  18,996 449
Chugai Pharmaceutical (JPY)  18,600 934
Elanco Animal Health (4) 14,339 160
Eli Lilly  8,669 7,981
Novartis (CHF)  21,524 2,342
Novo Nordisk, Class B (DKK)  24,158 2,191
Rapport Therapeutics (4) 2,756 28
Roche Holding (CHF)  8,308 2,767
Sanofi (EUR)  24,462 2,673
Shionogi (JPY)  21,600 324
Zoetis  164 27
26,294
Total Health Care 86,358
INDUSTRIALS & BUSINESS SERVICES  4.3%
Aerospace & Defense  0.6%
Boeing (4) 6,422 1,122
General Electric  20,529 4,249
Karman Holdings (4) 2,218 70
L3Harris Technologies  6,246 1,287
Leonardo DRS (4) 7,513 229
Loar Holdings (4) 2,083 151
Melrose Industries (GBP)  186,650 1,515
Northrop Grumman  2,124 981

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Safran (EUR)  6,927 1,814
TransDigm Group  297 406
11,824
Building Products  0.1%
AAON  62 5
AZZ  5,582 536
CSW Industrials  408 125
Owens Corning  4,953 763
Simpson Manufacturing  546 90
UFP Industries  1,434 153
1,672
Commercial Services & Supplies  0.3%
BrightView Holdings (4) 2,458 33
Casella Waste Systems, Class A (4) 2,376 266
Cintas  1,640 340
Element Fleet Management (CAD)  80,411 1,609
MSA Safety  1,090 178
Republic Services  11,883 2,817
Tetra Tech  413 12
Veralto  896 89
VSE  6,105 724
6,068
Construction & Engineering  0.1%
API Group (4) 12,734 500
Arcosa  4,238 356
MYR Group (4) 452 56
Shimizu (JPY)  50,000 461
WillScot Holdings (4) 2,351 77
Worley (AUD)  78,782 747
2,197
Electrical Equipment  0.7%
ABB (CHF)  38,697 2,086
AMETEK  24,559 4,649
GE Vernova  1,182 396
Legrand (EUR)  12,761 1,407
Mitsubishi Electric (JPY)  79,900 1,240
Prysmian (EUR)  26,679 1,587
Rockwell Automation  5,610 1,611
Thermon Group Holdings (4) 5,546 164
13,140

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.5%
Landstar System  31 5
Norfolk Southern  15,023 3,692
Old Dominion Freight Line  15,732 2,777
RXO (4) 8,409 172
Saia (4) 766 313
Union Pacific  8,285 2,044
9,003
Industrial Conglomerates  0.3%
DCC (GBP)  10,579 718
Roper Technologies  1,430 836
Siemens (EUR)  22,601 5,185
6,739
Machinery  1.0%
AGCO  313 30
Atmus Filtration Technologies  5,552 221
Crane  2,550 416
Deere  9,795 4,709
Enerpac Tool Group  4,581 212
Enpro  2,136 389
Esab  5,384 675
ESCO Technologies  1,395 230
Federal Signal  3,285 267
Graco  2,394 208
Hillenbrand  1,673 50
Hillman Solutions (4) 6,335 62
Ingersoll Rand  14,114 1,197
KION Group (EUR)  12,619 510
Parker-Hannifin  4,883 3,264
RBC Bearings (4) 1,993 716
Sandvik (SEK)  47,430 1,031
SMC (JPY)  900 326
Spirax Group (GBP)  2,246 207
SPX Technologies (4) 2,597 378
Toro  82 7
Westinghouse Air Brake Technologies  15,047 2,789
Xylem  5,919 775
18,669
Professional Services  0.4%
Acuren (4) 11,898 147
Booz Allen Hamilton Holding  8,512 903
Broadridge Financial Solutions  5,565 1,342

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (4)(6)(7) 4,755 29
Equifax  7,694 1,887
Parsons (4) 3,496 204
Paylocity Holding (4) 1,040 212
Recruit Holdings (JPY)  19,400 1,156
TechnoPro Holdings (JPY)  31,900 632
Teleperformance (EUR)  3,715 358
6,870
Trading Companies & Distributors  0.3%
Ashtead Group (GBP)  4,997 304
Beacon Roofing Supply (4) 48 6
Bunzl (GBP)  22,576 961
Custom Truck One Source (4) 14,457 64
Ferguson Enterprises  6,835 1,213
FTAI Aviation  3,143 405
GMS (4) 2,539 202
McGrath RentCorp  1,987 242
Mitsubishi (JPY)  37,700 630
Rush Enterprises, Class A  3,320 194
SiteOne Landscape Supply (4) 5,305 670
Sumitomo (JPY)  52,200 1,172
Transcat (4) 2,018 160
6,223
Total Industrials & Business Services 82,405
INFORMATION TECHNOLOGY  7.2%
Communications Equipment  0.1%
Telefonaktiebolaget LM Ericsson, Class B (SEK)  134,660 1,108
1,108
Electronic Equipment, Instruments & Components  0.6%
CTS  4,071 182
Hamamatsu Photonics (JPY)  30,100 313
Insight Enterprises (4) 1,285 198
Keysight Technologies (4) 28,993 4,625
Largan Precision (TWD)  4,000 325
Mirion Technologies (4) 40,726 633
Murata Manufacturing (JPY)  28,900 494
Novanta (4) 2,328 337
Omron (JPY)  11,100 335
PAR Technology (4) 8,747 601
TE Connectivity  20,172 3,107
Teledyne Technologies (4) 630 325

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
11,475
IT Services  0.3%
Accenture, Class A  8,123 2,831
Globant (4) 1,355 204
MongoDB (4) 122 33
Nomura Research Institute (JPY)  27,100 891
Shopify, Class A (4) 10,325 1,156
Themis Solutions, Acquisition Date: 4/14/21, Cost $21 (4)(6)(7) 960 33
5,148
Semiconductors & Semiconductor Equipment  2.8%
Advanced Micro Devices (4) 982 98
Analog Devices  15,821 3,640
ASML Holding (EUR)  3,888 2,765
ASML Holding  1,659 1,176
BE Semiconductor Industries (EUR)  3,630 409
Broadcom  43,408 8,657
Entegris  75 8
Intel  25,569 607
KLA  1,400 992
Lam Research  400 31
Lattice Semiconductor (4) 12,471 777
MACOM Technology Solutions Holdings (4) 1,516 175
Micron Technology  4,825 452
Monolithic Power Systems  974 595
NVIDIA  196,516 24,549
NXP Semiconductors  5,714 1,232
Onto Innovation (4) 36 5
Renesas Electronics (JPY)  39,600 661
Taiwan Semiconductor Manufacturing (TWD)  117,719 3,591
Taiwan Semiconductor Manufacturing, ADR  9,317 1,682
Texas Instruments  13,410 2,628
Tokyo Electron (JPY)  5,300 793
55,523
Software  2.2%
Amplitude, Class A (4) 29,421 370
Appfolio, Class A (4) 27 6
Atlassian, Class A (4) 92 26
Aurora Innovation (4) 40,821 297
BILL Holdings (4) 2,766 153
Braze, Class A (4) 3,510 130
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $283 (4)(6)
(7) 166 314

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CCC Intelligent Solutions Holdings (4) 41,015 418
Confluent, Class A (4) 3,928 125
Crowdstrike Holdings, Class A (4) 1,132 441
Datadog, Class A (4) 1,840 214
Descartes Systems Group (4) 5,202 580
Fair Isaac (4) 705 1,330
Fortinet (4) 194 21
Gusto, Acquisition Date: 10/4/21, Cost $90 (4)(6)(7) 3,136 58
Intapp (4) 5,217 344
Intuit  1,406 863
JFrog (4) 5,484 202
Microsoft  65,913 26,167
nCino (4) 6,712 210
Onestream (4) 9,425 220
Palantir Technologies, Class A (4) 300 25
QXO  35,364 451
Salesforce  6,585 1,961
SAP (EUR)  11,058 3,069
ServiceNow (4) 3,143 2,922
ServiceTitan, Class A (4) 304 29
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 5/4/21,
Cost $57 (4)(6) 1,813 172
Socure, Acquisition Date: 12/22/21, Cost $16 (4)(6)(7) 1,018 4
Synopsys (4) 2,402 1,098
Varonis Systems (4) 2,587 111
Vertex, Class A (4) 6,136 198
Workiva (4) 4,555 399
42,928
Technology Hardware, Storage & Peripherals  1.2%
Apple  93,328 22,571
Samsung Electronics (KRW)  27,502 1,029
23,600
Total Information Technology 139,782
MATERIALS  1.3%
Chemicals  0.8%
Air Liquide (EUR)  8,247 1,513
Akzo Nobel (EUR)  11,012 680
BASF (EUR)  14,313 730
Covestro (EUR) (4) 11,899 732
Element Solutions  11,933 312
HB Fuller  3,353 190
Johnson Matthey (GBP)  26,855 485

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Linde  9,841 4,596
Mosaic  24,700 591
PPG Industries  9,274 1,050
PureCycle Technologies (4) 2,994 31
Sherwin-Williams  11,609 4,206
Shin-Etsu Chemical (JPY)  30,300 914
Umicore (EUR) (5) 17,567 159
16,189
Construction Materials  0.0%
Knife River (4) 1,395 133
Martin Marietta Materials  138 67
200
Containers & Packaging  0.2%
International Paper  62,219 3,506
Packaging Corp. of America  5,596 1,193
4,699
Metals & Mining  0.3%
Antofagasta (GBP)  47,365 1,044
BHP Group (AUD)  21,961 532
BHP Group (GBP) (5) 33,539 824
Constellium (4) 32,124 366
Franco-Nevada  7,099 1,015
Freeport-McMoRan  20,821 768
Osisko Gold Royalties  11,993 220
Royal Gold  1,421 209
4,978
Paper & Forest Products  0.0%
Louisiana-Pacific  1,867 186
Stora Enso, Class R (EUR)  47,658 512
West Fraser Timber (CAD)  206 17
715
Total Materials 26,781
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
International Paper (GBP)  8,932 493
Total Miscellaneous 493
REAL ESTATE  0.7%
Health Care Real Estate Investment Trusts  0.0%
Welltower, REIT  2,800 430
430

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  1,270 126
126
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  2,066 378
Segro (GBP)  45,721 406
Terreno Realty, REIT  6,304 428
1,212
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  27,893 96
96
Real Estate Management & Development  0.1%
Colliers International Group  1,007 129
FirstService  2,134 377
Landbridge, Class A  3,891 269
Mitsui Fudosan (JPY)  147,500 1,283
Opendoor Technologies (4) 21,046 28
2,086
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  5,702 1,290
Equity LifeStyle Properties, REIT  5,168 354
Essex Property Trust, REIT  2,300 717
Flagship Communities REIT  8,106 122
Independence Realty Trust, REIT  23,008 502
UNITE Group (GBP)  12,101 127
3,112
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  10,069 248
Scentre Group (AUD)  423,616 890
1,138
Specialized Real Estate Investment Trusts  0.2%
CubeSmart, REIT  11,357 469
Public Storage, REIT  6,734 2,044
VICI Properties, REIT  28,100 913
3,426
Total Real Estate 11,626
UTILITIES  1.0%
Electric Utilities  0.4%
Constellation Energy  4,608 1,154
Exelon  27,096 1,198

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hawaiian Electric Industries (4) 19,210 210
IDACORP  3,272 386
NextEra Energy  24,025 1,686
OGE Energy  8,340 386
Redeia (EUR)  30,177 540
TXNM Energy  9,166 479
Xcel Energy  33,053 2,383
8,422
Gas Utilities  0.1%
Atmos Energy  14,567 2,216
Chesapeake Utilities  4,083 518
2,734
Independent Power & Renewable Electricity
Producers  0.0%
Electric Power Development (JPY) (5) 36,900 633
Talen Energy (4) 32 7
640
Multi-Utilities  0.4%
Ameren  29,618 3,008
CMS Energy  25,056 1,830
Engie (EUR)  87,663 1,568
National Grid (GBP)  119,826 1,472
7,878
Water Utilities  0.1%
American Water Works  6,193 842
California Water Service Group  4,128 188
Middlesex Water  2,704 135
1,165
Total Utilities 20,839
Total Miscellaneous Common Stocks  0.1% (8) 2,181
Total Common Stocks (Cost $376,142) 681,279
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $33 (4)(6)(7) 32,600 33
Total Convertible Bonds (Cost $33) 33

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.1%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (4)(6)(7) 14,624 13
Total Consumer Discretionary 13
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $— (4)(6)(7) 14 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $74 (4)
(6)(7) 699 44
Total Financials 44
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $41 (4)(6)(7) 14,745 73
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $63 (4)(6)(7) 7,833 38
111
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (4)(6)
(7) 44,249 38
Outset Medical PIPE, Series A, Acquisition Date: 1/3/25,
Cost $63 (4)(6) 317 55
93
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (4)(6)(7) 34,928 60
60
Life Sciences Tools & Services  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (4)(6)(7) 3,497 41
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $47 (4)(6)(7) 5,249 10
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (4)(6)(7) 4,451 207

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (4)(6)(7) 2,075 96
354
Total Health Care 618
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (4)(6)(7) 1,182 1
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (4)(6)(7) 16,618 47
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (4)(6)(7) 3,037 8
56
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (4)(6)(7) 3,599 28
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (4)(6)(7) 1,206 9
37
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $46 (4)(6)
(7) 2,189 4
4
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (4)(6)(7) 6,984 43
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (4)(6)(7) 9,798 60
103
Total Industrials & Business Services 200
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (4)(6)(7) 2,473 11
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (4)(6)
(7) 777 3
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $5 (4)(6)(7) 220 7
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $— (4)(6)(7) 20 1
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(7) 20 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $17 (4)(6)(7) 769 27
50

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $65 (4)
(6)(7) 815 65
65
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (4)(6)(7) 10 19
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (4)(6)
(7) 1,581 146
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (4)
(6)(7) 3,552 328
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (4)(6)
(7) 401 37
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (4)(6)(7) 4,351 81
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (4)(6)(7) 7,799 84
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (4)(6)(7) 2,102 23
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (4)(6)(7) 8,514 45
Socure, Series A, Acquisition Date: 12/22/21, Cost $20 (4)(6)(7) 1,237 5
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $16 (4)(6)
(7) 1,015 4
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(6)(7) 18 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $38 (4)(6)(7) 2,353 10
782
Total Information Technology 897
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (4)(6)(7) 1,182 70
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (4)(6)(7) 1,910 38
108
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (4)(6)(7) 1,739 148
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (4)(6)(7) 758 64
212
Total Materials 320
Total Convertible Preferred Stocks (Cost $2,271) 2,092

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CORPORATE BONDS  5.0%
AbbVie, 4.05%, 11/21/39  260,000 231
AbbVie, 4.50%, 5/14/35  527,000 506
AbbVie, 5.05%, 3/15/34  1,360,000 1,372
AerCap Ireland Capital, 3.30%, 1/30/32  680,000 605
AGCO, 5.80%, 3/21/34  95,000 97
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 65
American Homes 4 Rent, 5.25%, 3/15/35  100,000 99
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  245,000 255
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  279,000 289
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 190
APA Infrastructure, 5.125%, 9/16/34 (1) 75,000 74
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 101
Appalachian Power, 5.65%, 4/1/34  109,000 111
AppLovin, 5.375%, 12/1/31  130,000 132
Aptiv Swiss Holdings, 4.65%, 9/13/29  200,000 197
Arthur J Gallagher, 4.85%, 12/15/29  80,000 80
Arthur J Gallagher, 5.00%, 2/15/32  25,000 25
Astrazeneca Finance, 5.00%, 2/26/34  580,000 586
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 416
Atlassian, 5.25%, 5/15/29  115,000 117
Autoliv, 3.625%, 8/7/29 (EUR)  175,000 185
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  560,000 560
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  435,000 428
BAE Systems, 5.30%, 3/26/34 (1) 250,000 253
Bank of America, VR, 1.898%, 7/23/31 (9) 2,235,000 1,922
Bank of America, VR, 5.518%, 10/25/35 (9) 590,000 583
Bank of America, VR, 5.819%, 9/15/29 (9) 616,000 637
Barclays, VR, 5.086%, 2/25/29 (9) 200,000 201
Barclays, VR, 5.367%, 2/25/31 (9) 230,000 233
BAT Capital, 4.39%, 8/15/37  275,000 244
BAT Capital, 4.54%, 8/15/47  97,000 80
BAT Capital, 7.081%, 8/2/53  490,000 553
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 444
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 210,000 209
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 199
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 213
Boeing, 2.196%, 2/4/26  110,000 107
Boeing, 2.75%, 2/1/26  116,000 114
Boeing, 3.25%, 2/1/28  90,000 86
Boeing, 3.75%, 2/1/50  215,000 154
Boeing, 5.04%, 5/1/27  600,000 601
Boeing, 6.388%, 5/1/31  195,000 207

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boeing, 6.528%, 5/1/34  151,000 162
Boeing, 6.858%, 5/1/54  715,000 788
Booz Allen Hamilton, 5.95%, 8/4/33  168,000 172
Boston Gas, 6.119%, 7/20/53 (1) 145,000 150
Brixmor Operating Partnership, 4.05%, 7/1/30  192,000 184
Brixmor Operating Partnership, 4.125%, 5/15/29  1,053,000 1,023
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 85
Broadcom, 3.419%, 4/15/33 (1) 421,000 376
Broadcom, 4.35%, 2/15/30  500,000 490
Broadcom, 4.55%, 2/15/32  190,000 186
Broadcom, 5.15%, 11/15/31  300,000 306
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 335
Cadence Design Systems, 4.70%, 9/10/34  105,000 103
CaixaBank, VR, 6.037%, 6/15/35 (1)(9) 455,000 472
CaixaBank, VR, 6.208%, 1/18/29 (1)(9) 505,000 523
Capital One Financial, VR, 6.051%, 2/1/35 (9) 235,000 244
Capital One Financial, VR, 6.183%, 1/30/36 (9) 110,000 112
Capital One Financial, VR, 7.624%, 10/30/31 (9) 75,000 84
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)
(10) 85,509 88
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(10) 151,160 160
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(10) 193,648 220
CDW, 5.10%, 3/1/30  100,000 100
Celanese U.S. Holdings, 6.58%, 7/15/29  102,000 106
Celanese U.S. Holdings, 6.629%, 7/15/32  340,000 355
Celanese U.S. Holdings, 6.80%, 11/15/30  122,000 129
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 186
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  800,000 768
Centene, 2.50%, 3/1/31  505,000 427
Centene, 2.625%, 8/1/31  805,000 678
Centene, 4.25%, 12/15/27  85,000 82
Centene, 4.625%, 12/15/29  399,000 383
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (9) 700,000 765
Charter Communications Operating, 2.80%, 4/1/31  470,000 406
Charter Communications Operating, 3.70%, 4/1/51  50,000 32
Charter Communications Operating, 3.75%, 2/15/28  225,000 218
Charter Communications Operating, 3.90%, 6/1/52  744,000 495
Charter Communications Operating, 5.25%, 4/1/53  47,000 39
Charter Communications Operating, 6.55%, 6/1/34  98,000 102
Charter Communications Operating, 6.65%, 2/1/34  500,000 522
Cheniere Energy, 4.625%, 10/15/28  170,000 168
Cheniere Energy, 5.65%, 4/15/34  380,000 386
Cheniere Energy Partners, 4.50%, 10/1/29  102,000 100

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy Partners, 5.75%, 8/15/34  575,000 589
Cheniere Energy Partners, 5.95%, 6/30/33  301,000 313
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 200,000 198
Citigroup, 4.45%, 9/29/27  125,000 124
Citigroup, VR, 5.827%, 2/13/35 (9) 678,000 683
Citigroup, VR, 6.02%, 1/24/36 (9) 425,000 433
CNO Global Funding, 4.95%, 9/9/29 (1) 90,000 90
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 421
Comcast, 2.887%, 11/1/51  640,000 401
Comcast, 3.25%, 11/1/39  360,000 282
Comcast, 5.65%, 6/1/54  495,000 492
Constellation Energy Generation, 5.75%, 3/15/54  145,000 142
Corebridge Financial, 3.85%, 4/5/29  90,000 87
Corebridge Financial, 3.90%, 4/5/32  430,000 399
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 81
Coterra Energy, 5.40%, 2/15/35  240,000 238
Coterra Energy, 5.60%, 3/15/34  94,000 95
Cox Communications, 5.70%, 6/15/33 (1) 198,000 199
Cox Communications, 5.80%, 12/15/53 (1) 425,000 396
CRH SMW Finance, 5.125%, 1/9/30  205,000 208
Crown Castle, 5.80%, 3/1/34  210,000 217
Crown Castle Towers, 3.663%, 5/15/25 (1) 695,000 693
CVS Health, 5.05%, 3/25/48  729,000 631
CVS Health, 5.30%, 6/1/33  810,000 802
CVS Health, 5.625%, 2/21/53  440,000 409
CVS Health, VR, 6.75%, 12/10/54 (9) 20,000 20
CVS Health, VR, 7.00%, 3/10/55 (9) 145,000 148
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 150
Danske Bank, VR, 5.705%, 3/1/30 (1)(9) 310,000 319
Deere, 5.45%, 1/16/35  390,000 405
Diamondback Energy, 5.40%, 4/18/34  590,000 592
Diamondback Energy, 5.75%, 4/18/54  245,000 237
Diamondback Energy, 5.90%, 4/18/64  250,000 242
Diamondback Energy, 6.25%, 3/15/53  205,000 211
DTE Energy, 4.875%, 6/1/28  80,000 81
DTE Energy, 5.10%, 3/1/29  585,000 592
DTE Energy, 5.20%, 4/1/30  350,000 354
Elevance Health, 4.75%, 2/15/30  160,000 160
Elevance Health, 4.95%, 11/1/31  215,000 215
Elevance Health, 5.125%, 2/15/53  220,000 200
Eli Lilly, 4.70%, 2/9/34  585,000 579
Embraer Netherlands Finance, 5.98%, 2/11/35  210,000 215
Enbridge, 5.625%, 4/5/34  310,000 316

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Engie, 5.25%, 4/10/29 (1) 200,000 203
Engie, 5.625%, 4/10/34 (1) 200,000 205
Eni, 5.95%, 5/15/54 (1) 360,000 357
Eversource Energy, 5.85%, 4/15/31  295,000 306
Eversource Energy, 5.95%, 7/15/34  560,000 581
Expand Energy, 4.75%, 2/1/32  246,000 234
Expand Energy, 5.375%, 2/1/29  268,000 267
Expand Energy, 5.375%, 3/15/30  287,000 286
Ferguson Enterprises, 5.00%, 10/3/34  55,000 54
Fifth Third Bancorp, 3.95%, 3/14/28  155,000 152
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (9) 160,000 160
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (9) 310,000 324
First American Financial, 2.40%, 8/15/31  475,000 400
FirstEnergy, 2.65%, 3/1/30  348,000 313
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 57
FirstEnergy, Series C, 3.40%, 3/1/50  448,000 311
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 129
Ford Motor Credit, 5.80%, 3/5/27  460,000 463
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200,000 204
Foundry JV Holdco, 5.90%, 1/25/33 (1) 200,000 206
Freeport-McMoRan, 4.25%, 3/1/30  95,000 91
Freeport-McMoRan, 4.375%, 8/1/28  169,000 166
Freeport-McMoRan, 4.625%, 8/1/30  66,000 65
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
Freeport-McMoRan, 5.45%, 3/15/43  170,000 162
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 235
General Motors Financial, 5.55%, 7/15/29  290,000 294
Goldman Sachs Group, VR, 3.615%, 3/15/28 (9) 515,000 504
Goldman Sachs Group, VR, 4.482%, 8/23/28 (9) 760,000 756
Goldman Sachs Group, VR, 4.692%, 10/23/30 (9) 395,000 392
Goldman Sachs Group, VR, 5.016%, 10/23/35 (9) 430,000 421
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 75,000 75
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 105,000 105
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 290,000 294
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 820,000 821
HCA, 2.375%, 7/15/31  185,000 158
HCA, 3.50%, 9/1/30  462,000 429
HCA, 5.25%, 3/1/30  160,000 163
HCA, 5.45%, 9/15/34  195,000 194
HCA, 5.50%, 3/1/32  85,000 86
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 158

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 203
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 406
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 158
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 553
Hexcel, 5.875%, 2/26/35  70,000 72
HF Sinclair, 5.75%, 1/15/31  330,000 336
HF Sinclair, 6.25%, 1/15/35  265,000 271
Home Depot, 4.95%, 6/25/34  395,000 396
HSBC Holdings, VR, 5.13%, 3/3/31 (9) 200,000 200
Humana, 4.875%, 4/1/30  332,000 330
Hyatt Hotels, 5.375%, 12/15/31  270,000 273
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 252
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 167
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 132
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 82
Hyundai Capital America, 5.50%, 3/30/26 (1) 135,000 136
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 180
Icon Investments Six, 5.849%, 5/8/29  200,000 206
Icon Investments Six, 6.00%, 5/8/34  200,000 206
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 125,000 127
Intel, 3.25%, 11/15/49  980,000 631
Interpublic Group, 4.65%, 10/1/28  195,000 195
Invitation Homes Operating Partnership, 2.00%, 8/15/31  85,000 71
Invitation Homes Operating Partnership, 4.875%, 2/1/35  220,000 213
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 114
IPALCO Enterprises, 5.75%, 4/1/34  210,000 214
IQVIA, 6.25%, 2/1/29  340,000 351
Jackson Financial, 5.17%, 6/8/27  415,000 418
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 230,000 235
JPMorgan Chase, VR, 2.522%, 4/22/31 (9) 1,370,000 1,228
JPMorgan Chase, VR, 2.739%, 10/15/30 (9) 250,000 229
JPMorgan Chase, VR, 2.956%, 5/13/31 (9) 805,000 732
JPMorgan Chase, VR, 4.603%, 10/22/30 (9) 395,000 392
JPMorgan Chase, VR, 4.946%, 10/22/35 (9) 290,000 285
JPMorgan Chase, VR, 5.04%, 1/23/28 (9) 245,000 247
JPMorgan Chase, VR, 5.336%, 1/23/35 (9) 225,000 227
Kroger, 5.50%, 9/15/54  335,000 324
Las Vegas Sands, 3.50%, 8/18/26  210,000 205
Lowe's, 4.25%, 4/1/52  117,000 94
LPL Holdings, 5.20%, 3/15/30  610,000 612
LSEGA Financing, 2.50%, 4/6/31 (1) 227,000 198
M&T Bank, VR, 6.082%, 3/13/32 (9) 375,000 391

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mars, 4.75%, 4/20/33 (1) 420,000 414
Marvell Technology, 2.95%, 4/15/31  322,000 288
Mattel, 5.875%, 12/15/27 (1) 410,000 412
Meta Platforms, 5.40%, 8/15/54  110,000 109
Meta Platforms, 5.60%, 5/15/53  580,000 595
Micron Technology, 5.327%, 2/6/29  226,000 229
Micron Technology, 5.80%, 1/15/35  275,000 284
Micron Technology, 6.75%, 11/1/29  290,000 311
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 585
Morgan Stanley, VR, 5.123%, 2/1/29 (9) 1,095,000 1,109
Morgan Stanley, VR, 5.173%, 1/16/30 (9) 385,000 390
Motorola Solutions, 5.40%, 4/15/34  180,000 183
National Fuel Gas, 5.50%, 3/15/30  150,000 152
Netflix, 4.625%, 5/15/29 (EUR)  655,000 727
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 235
NiSource, 5.25%, 3/30/28  85,000 86
NRG Energy, 4.45%, 6/15/29 (1) 195,000 190
NXP, 3.125%, 2/15/42  80,000 58
NXP, 3.25%, 11/30/51  340,000 227
NXP, 3.40%, 5/1/30  475,000 445
NXP, 4.30%, 6/18/29  119,000 117
Occidental Petroleum, 5.55%, 10/1/34  180,000 177
Occidental Petroleum, 6.125%, 1/1/31  349,000 361
Occidental Petroleum, 6.375%, 9/1/28  115,000 119
Occidental Petroleum, 6.45%, 9/15/36  235,000 246
Occidental Petroleum, 6.625%, 9/1/30  75,000 79
Occidental Petroleum, 7.50%, 5/1/31  315,000 348
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,106
ONEOK, 4.40%, 10/15/29  195,000 192
ONEOK, 4.75%, 10/15/31  270,000 266
ONEOK, 5.65%, 11/1/28  80,000 82
ONEOK, 5.80%, 11/1/30  240,000 250
Oracle, 5.55%, 2/6/53  235,000 227
Owens Corning, 5.70%, 6/15/34  205,000 212
Owens Corning, 5.95%, 6/15/54  89,000 91
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 985
Pfizer Investment Enterprises, 4.75%, 5/19/33  400,000 395
PNC Financial Services Group, VR, 5.575%, 1/29/36 (9) 200,000 204
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  200,000 187
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 540,000 511
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 201
Regal Rexnord, 6.05%, 4/15/28  380,000 388
Regions Financial, VR, 5.722%, 6/6/30 (9) 190,000 195

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reinsurance Group of America, 6.00%, 9/15/33  372,000 388
Reinsurance Group of America, VR, 6.65%, 9/15/55 (9) 80,000 80
RenaissanceRe Holdings, 5.80%, 4/1/35  115,000 119
Revvity, 1.90%, 9/15/28  350,000 318
Revvity, 2.25%, 9/15/31  190,000 160
Revvity, 3.30%, 9/15/29  215,000 202
Rogers Communications, 3.80%, 3/15/32  275,000 251
Rogers Communications, 4.35%, 5/1/49  35,000 28
Rogers Communications, 4.55%, 3/15/52  200,000 162
Rogers Communications, 5.00%, 2/15/29  469,000 472
Rogers Communications, 5.30%, 2/15/34  525,000 522
Ross Stores, 1.875%, 4/15/31  480,000 405
Sabine Pass Liquefaction, 4.20%, 3/15/28  90,000 89
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 111
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 202
Santander Holdings USA, VR, 6.342%, 5/31/35 (9) 385,000 400
Sartorius Finance, 4.375%, 9/14/29 (EUR)  300,000 328
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 451
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 523
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 139
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 384
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 418
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 186
Sempra, 3.40%, 2/1/28  85,000 82
Sitios Latinoamerica, 5.375%, 4/4/32  205,000 197
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 200,000 204
Societe Generale, VR, 2.797%, 1/19/28 (1)(9) 393,000 377
Societe Generale, VR, 5.50%, 4/13/29 (1)(9) 395,000 399
Solventum, 5.40%, 3/1/29  400,000 409
Solventum, 5.60%, 3/23/34  490,000 503
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 280,000 279
Southern, 5.20%, 6/15/33  665,000 667
Southern, 5.70%, 3/15/34  515,000 533
Sprint Capital, 6.875%, 11/15/28  540,000 576
Sprint Capital, 8.75%, 3/15/32  395,000 476
Stanley Black & Decker, 2.75%, 11/15/50  221,000 131
Sutter Health, 5.164%, 8/15/33  135,000 137
T-Mobile USA, 3.40%, 10/15/52  166,000 114
T-Mobile USA, 3.50%, 4/15/31  640,000 590
Targa Resources, 6.15%, 3/1/29  159,000 166
Targa Resources Partners, 5.00%, 1/15/28  85,000 85
Targa Resources Partners, 5.50%, 3/1/30  600,000 609
Targa Resources Partners, 6.875%, 1/15/29  101,000 104

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Time Warner Cable, 6.55%, 5/1/37  33,000 33
Time Warner Cable, 6.75%, 6/15/39  170,000 173
Time Warner Cable, 7.30%, 7/1/38  50,000 53
U.S. Bancorp, VR, 5.384%, 1/23/30 (9) 170,000 174
Uber Technologies, 4.30%, 1/15/30  450,000 443
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 412
Uber Technologies, 5.35%, 9/15/54  105,000 101
UBS Group, VR, 3.091%, 5/14/32 (1)(9) 490,000 438
UBS Group, VR, 6.537%, 8/12/33 (1)(9) 480,000 518
UnitedHealth Group, 4.50%, 4/15/33  420,000 405
UnitedHealth Group, 5.00%, 4/15/34  510,000 507
Valero Energy, 5.15%, 2/15/30  95,000 96
Var Energi, 5.50%, 5/4/29 (EUR)  330,000 370
VF, 2.95%, 4/23/30  383,000 337
Videotron, 5.70%, 1/15/35 (1) 390,000 393
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 133
Vistra Operations, 6.95%, 10/15/33 (1) 175,000 191
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 199
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  70,000 75
Wells Fargo, VR, 4.611%, 4/25/53 (9) 440,000 381
Western Midstream Operating, 4.50%, 3/1/28  85,000 84
Western Midstream Operating, 6.35%, 1/15/29  80,000 84
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  400,000 389
Xcel Energy, 3.40%, 6/1/30  475,000 441
Total Corporate Bonds (Cost $97,145) 96,824
EQUITY MUTUAL FUNDS  11.5%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,728,381 54,340
T. Rowe Price Multi-Strategy Total Return Fund - I Class (3) 12,749,379 116,657
T. Rowe Price Real Assets Fund - I Class (3) 3,621,094 52,687
Total Equity Mutual Funds (Cost $222,429) 223,684
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 195
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 400,000 384
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  345,000 347
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 201
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (1) 200,000 207
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 240,000 250
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 268,448 270

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gaci First Investment, 4.875%, 2/14/35  430,000 413
Gaci First Investment, 5.125%, 2/14/53  715,000 624
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 220,000 223
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 300,000 305
Logicor Financing, 0.875%, 1/14/31 (EUR)  430,000 383
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 360,000 361
Orsted, 3.75%, 3/1/30 (EUR)  410,000 437
Petroleos Mexicanos, 6.84%, 1/23/30  430,000 396
Petroleos Mexicanos, 8.75%, 6/2/29  595,000 599
Republic of Peru, 2.783%, 1/23/31  450,000 393
Republic of Peru, 5.375%, 2/8/35  220,000 216
Republic of Poland, 4.875%, 2/12/30  190,000 191
Republic of Poland, 5.125%, 9/18/34  605,000 602
Republic of Poland, 5.50%, 3/18/54  215,000 207
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 300,000 289
State of Israel, Series 5Y, 5.375%, 2/19/30  330,000 333
United Mexican States, 6.00%, 5/13/30  200,000 204
Total Foreign Government Obligations & Municipalities
(Cost $8,014) 8,030
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  70,000 75
75
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  70,714 77
77
Total Municipal Securities (Cost $149) 152
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
Angel Oak Mortgage Trust, Series 2022-1, Class A1, CMO,
STEP, 2.881%, 12/25/66 (1) 234,863 216
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 204
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.586%, 11/15/34 (1) 235,000 2
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 194,662 174
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  915,000 952
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.605%, 12/15/39 (1) 435,000 435

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.953%, 5/15/41 (1) 761,478 763
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 5.635%, 1/15/42 (1) 300,000 300
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 58,036 52
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 182,447 155
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 29,410 29
Commercial Mortgage Trust, Series 2015-CR23, Class AM,
3.801%, 5/10/48  200,000 199
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  254,057 251
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.954%, 8/15/41 (1) 395,000 396
Fannie Mae Connecticut Avenue Securities, Series 2017-
C06, Class 1M2B, CMO, ARM, SOFR30A + 2.764%, 7.116%,
2/25/30  55,018 55
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.284%, 3/25/50 (1) 129,886 125
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.541%, 12/25/49 (1) 750,000 732
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 26,147 24
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 19,160 18
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.219%, 7/25/44 (1) 4,171 4
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 194,403 166
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 410,000 419
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 137,818 115
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 181
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 71,423 64
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 82,700 74
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.571%, 12/25/50 (1) 281,695 247
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 71,673 64

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 3,833 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 8,968 9
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.244%, 6/25/50 (1) 295,131 256
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.903%, 5/15/41 (1) 265,000 263
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 362,047 360
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 267,804 219
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 125,000 121
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.704%, 5/15/39 (1) 555,000 555
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  123,895 119
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.786%, 8/25/47 (1) 212,916 200
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 31,632 30
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 8,449 8
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 27,413 26
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 1,348 1
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.602%, 5/25/44 (1) 262,210 263
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.434%, 10/25/59 (1) 164,055 167
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.903%, 6/15/39 (1) 295,000 295
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 353,889 289
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 189,998 163
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 315,000 316
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 1.914%, 6.326%, 2/15/40 (1) 264,000 264
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $10,951) 10,344

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR) (5) 2,839 167
Total Consumer Discretionary 167
Total Preferred Stocks (Cost $224) 167
PRIVATE INVESTMENT COMPANIES  6.3%
Blackstone Partners Offshore Fund, Series E1 (4)(7) 46,362 122,520
Total Private Investment Companies (Cost $72,105) 122,520
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.2%
U.S. Government Agency Obligations  4.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  88,554 85
3.00%, 12/1/42 - 4/1/47  419,692 379
3.50%, 8/1/42 - 3/1/44  374,025 351
4.00%, 8/1/40 - 9/1/45  285,500 276
4.50%, 6/1/39 - 10/1/41  218,768 218
5.00%, 8/1/35 - 8/1/40  152,279 154
5.50%, 10/1/38  48,557 50
6.00%, 10/1/32 - 8/1/38  39,023 41
6.50%, 9/1/34  8,621 9
7.00%, 4/1/32 - 6/1/32  1,750 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.079%, 10/1/36  1,054 1
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  2,922 3
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  4,569 5
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  3,648 4
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  6,646 7
RFUCCT1Y + 2.22%, 7.183%, 2/1/37  4,959 5
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  1,029,606 137
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  182,554 161
2.00%, 8/1/36 - 5/1/52  6,829,295 5,554
2.50%, 3/1/42 - 5/1/52  5,328,424 4,501
3.00%, 5/1/31 - 1/1/52  1,538,759 1,398
3.50%, 6/1/35 - 11/1/52  1,535,882 1,414
4.00%, 8/1/37 - 2/1/50  745,192 715

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 5/1/50 - 10/1/53  1,282,880 1,240
5.00%, 10/1/52 - 12/1/54  1,129,609 1,114
5.50%, 8/1/53 - 2/1/55  2,420,187 2,439
6.00%, 6/1/54 - 12/1/54  760,010 777
6.50%, 1/1/54 - 1/1/55  1,013,349 1,048
7.00%, 6/1/54  128,002 134
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  77,210 69
3.50%, 6/1/42 - 5/1/46  498,112 463
4.00%, 11/1/40  151,089 147
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.871%,
7.812%, 8/1/36  6,084 6
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  284,058 37
6.50%, 2/25/32  855 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,471,260 1,266
2.00%, 5/1/36 - 5/1/52  18,123,324 14,972
2.50%, 8/1/30 - 9/1/52  10,759,055 9,187
3.00%, 1/1/27 - 4/1/52  6,908,833 6,254
3.50%, 2/1/35 - 1/1/52  3,597,918 3,349
4.00%, 11/1/40 - 12/1/52  2,617,239 2,516
4.50%, 7/1/39 - 2/1/54  2,081,968 2,045
5.00%, 3/1/34 - 11/1/53  2,536,555 2,525
5.50%, 12/1/34 - 10/1/54  3,333,574 3,363
6.00%, 3/1/33 - 8/1/54  4,294,808 4,409
6.50%, 7/1/32 - 1/1/55  2,212,472 2,290
7.00%, 1/1/31 - 3/1/54  133,463 141
UMBS, TBA (11)
5.00%, 3/1/55  935,000 920
6.00%, 3/1/55  510,000 518
6.50%, 3/1/55  990,000 1,020
77,719
U.S. Government Obligations  1.2%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  258,327 228
2.00%, 1/20/51 - 3/20/52  4,540,686 3,731
2.50%, 8/20/50 - 3/20/52  5,332,339 4,572
3.00%, 7/15/43 - 6/20/52  3,683,243 3,288
3.50%, 8/20/42 - 7/20/52  2,698,904 2,507
4.00%, 2/20/41 - 10/20/52  2,399,766 2,278
4.50%, 11/20/39 - 4/20/53  1,445,921 1,412
5.00%, 7/20/39 - 6/20/49  863,659 868
5.50%, 1/20/36 - 3/20/49  437,351 448

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 4/15/36 - 11/20/52  485,028 496
7.00%, 2/20/27  586 1
7.50%, 6/15/32  2,734 3
8.00%, 10/20/25  9 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  54,292 50
3.50%, 10/20/50  250,000 209
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  1,091,125 128
3.50%, 5/20/43  43,642 7
4.00%, 2/20/43  28,150 5
Government National Mortgage Assn., TBA (11)
5.00%, 3/20/55  880,000 869
5.50%, 3/20/55  1,530,000 1,534
6.00%, 3/20/55  195,000 198
6.50%, 3/20/55  500,000 510
23,342
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $106,445) 101,061
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  6.9%
U.S. Treasury Obligations  6.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  865,000 551
U.S. Treasury Bonds, 3.375%, 8/15/42 (12) 8,620,000 7,448
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,994
U.S. Treasury Bonds, 4.00%, 11/15/42  8,295,000 7,796
U.S. Treasury Bonds, 4.25%, 2/15/54  3,405,000 3,266
U.S. Treasury Bonds, 4.25%, 8/15/54  5,375,000 5,166
U.S. Treasury Bonds, 4.375%, 8/15/43  285,000 280
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 11,261
U.S. Treasury Bonds, 4.50%, 11/15/54  9,845,000 9,874
U.S. Treasury Bonds, 4.625%, 11/15/44  3,740,000 3,781
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,158
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 1,002
U.S. Treasury Notes, 1.50%, 1/31/27  9,295,000 8,869
U.S. Treasury Notes, 3.25%, 6/30/27  1,280,000 1,260
U.S. Treasury Notes, 3.50%, 9/30/29  2,015,000 1,973
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,642
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,532
U.S. Treasury Notes, 3.875%, 8/15/34  3,030,000 2,955
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,547
U.S. Treasury Notes, 4.125%, 10/31/26  1,215,000 1,217

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.125%, 9/30/27  2,575,000 2,585
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 417
U.S. Treasury Notes, 4.125%, 10/31/29  3,695,000 3,712
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,794
U.S. Treasury Notes, 4.25%, 11/15/34  2,015,000 2,023
U.S. Treasury Notes, 4.375%, 12/31/29 (12) 7,920,000 8,045
U.S. Treasury Notes, 4.375%, 5/15/34  13,520,000 13,710
U.S. Treasury Notes, 4.50%, 7/15/26  1,065,000 1,071
U.S. Treasury Notes, 4.625%, 10/15/26  11,890,000 12,000
U.S. Treasury Notes, 4.625%, 9/30/28  4,125,000 4,211
135,140
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $135,489) 135,140
SHORT-TERM INVESTMENTS  2.3%
Money Market Funds  2.3%
T. Rowe Price Treasury Reserve Fund, 4.41% (3)(13) 44,159,480 44,159
Total Short-Term Investments (Cost $44,159) 44,159
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.41% (3)(13) 5,616,993 5,617
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,617
Total Securities Lending Collateral (Cost $5,617) 5,617

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 7/11/55 Pay
Fixed 4.55% Annually,
Receive Variable
4.39% (SOFR)
Annually, 7/9/25 @
4.55%* (4) 1 4,050 16
BNP Paribas
USD / ILS, Put,
4/21/25 @ ILS3.55 (4) 1 1,000 7
Citibank
USD / ILS, Put,
4/18/25 @ ILS3.56 (4) 1 975 7
Total Options Purchased (Cost $106) 30
Total Investments in Securities  100.4%
(Cost $1,648,086) $ 1,957,369
Other Assets Less Liabilities (0.4)% (7,007)
Net Assets 100.0% $ 1,950,362
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $54,494 and represents 2.8% of net assets.
(2) SEC 30-day yield
(3) Affiliated Companies
(4) Non-income producing
(5) All or a portion of this security is on loan at February 28, 2025.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,965 and represents 0.2% of net assets.
(7) Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,569 and represents 0.3% of net assets.
(12) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
ICP Chilean Average Chamber Index
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 3/1/55  600,000 (523)
(523)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 3/20/55  350,000 (300)
(300)
Total TBA Sales Commitments (Proceeds $(803)) (823)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 611 4,896 (17)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $78.00 608 4,872 (5)
Morgan Stanley
S&P 500 Index, Put,
3/21/25 @ $5,575.00 99 58,950 (160)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 302 2,420 (9)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 302 2,420 (5)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $79.00 601 4,816 (64)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 599 4,800 (9)
Total Options Written (Premiums $(313)) $ (269)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 716 12 — 12
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 47,425 1,135 1,090 45
Total Centrally Cleared Credit Default Swaps,
Protection Sold 57
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive
Fixed 5.220% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
2/28/30 (CLP) 1,960,569 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 5.228% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 819,874 — — —
5 Year Interest Rate Swap, Receive
Fixed 5.280% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 1,470,427 3 — 3
Total Centrally Cleared Interest Rate Swaps 2
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.581% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 1,100 7 — 7
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.603% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 1,540 13 — 13

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.606% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 1,160 10 — 10
Total Centrally Cleared Zero-Coupon Inflation
Swaps 30
Total Centrally Cleared Swaps 89
Net payments (receipts) of variation margin to date (69)
Variation margin receivable (payable) on centrally cleared swaps $ 20
* Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $21.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/25/25 JPY 444,240 USD 2,951 $ 20
Bank of America 5/23/25 USD 553 EUR 523 8
Citibank 4/17/25 ILS 2,078 USD 584 (8)
HSBC Bank 5/16/25 PLN 1,885 USD 475 (10)
JPMorgan Chase 4/17/25 ILS 2,090 USD 591 (11)
RBC Dominion
Securities 5/23/25 GBP 790 USD 994 (1)
Standard Chartered 5/23/25 USD 6,402 EUR 6,087 59
State Street 5/23/25 EUR 107 USD 113 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 56

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 47 Euro BOBL contracts 3/25 (5,748) $ 66
Short, 8 Euro BUND contracts 3/25 (1,105) 10
Short, 24 MSCI EAFE Index contracts 3/25 (2,916) (115)
Short, 45 S&P 500 E-Mini Index contracts 3/25 (13,417) (5)
Long, 4 U.S. Treasury Long Bond contracts 6/25 472 4
Long, 384 U.S. Treasury Notes five year contracts 6/25 41,448 299
Long, 109 U.S. Treasury Notes ten year contracts 6/25 12,109 68
Long, 263 U.S. Treasury Notes two year contracts 6/25 54,433 57
Short, 34 Ultra U.S. Treasury Bonds contracts 6/25 (4,220) (33)
Short, 185 Ultra U.S. Treasury Notes ten year
contracts 6/25 (21,136) (63)
Net payments (receipts) of variation margin to date (363)
Variation margin receivable (payable) on open futures contracts $ (75)

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.24%  $ (250) $ 1,369 $ 4,394
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.39% ^^ (13,420) 16,448 4,610
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.50%  — 78 458
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 374 492
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.06%  (136) 23 2,317
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.67%  (1,234) 3,467 4,741
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.50%  (189) 2,717 2,626
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.11%  184 (48) 21
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (38) (5,721) 7,800
T. Rowe Price Real Assets Fund - I Class  66 3 954
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.56%  (1,088) 2,173 855
T. Rowe Price Government Reserve Fund,
4.41% — — —++
T. Rowe Price Treasury Reserve Fund, 4.41% — — 2,100
Totals $ (16,105)# $ 20,883 $ 31,368+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.24%  $ 108,358 $ 8,363 $ 1,250 $ 116,840
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.39% ^^ 99,653 109,971 126,819 99,253
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.50%  6,650 4,459 — 11,187
T. Rowe Price Institutional
Emerging Markets Equity
Fund  51,474 2,492 — 54,340
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.06%  39,798 8,912 4,871 43,862
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.67%  91,243 4,741 12,509 86,942
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.50%  104,461 5,026 1,289 110,915
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.11%  4,541 21 4,316 198
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  110,316 12,300 238 116,657
T. Rowe Price Real Assets
Fund - I Class  53,664 954 1,934 52,687
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.56%  29,835 849 5,338 27,519
T. Rowe Price Government
Reserve Fund, 4.41% 3,275  ¤  ¤ 5,617
T. Rowe Price Treasury
Reserve Fund, 4.41% 46,522  ¤  ¤ 44,159
Total $ 770,176^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $31,368 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $809,640.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond Fund
acquired through a corporate action.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Conservative Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Conservative Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Conservative Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Conservative Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 381,072 $ — $ 381,072
Bond Mutual Funds 496,716 — — 496,716
Common Stocks 521,250 159,526 503 681,279
Convertible Bonds — — 33 33
Convertible Preferred Stocks — 55 2,037 2,092
Equity Mutual Funds 223,684 — — 223,684
Preferred Stocks — 167 — 167
Private Investment
Companies — — 122,520 122,520
Short-Term Investments 44,159 — — 44,159
Securities Lending Collateral 5,617 — — 5,617
Options Purchased — 30 — 30
Total Securities 1,291,426 540,850 125,093 1,957,369
Swaps* — 90 — 90
Forward Currency Exchange
Contracts — 87 — 87
Futures Contracts* 504 — — 504
Total $ 1,291,930 $ 541,027 $ 125,093 $ 1,958,050
Liabilities
TBA Sales Commitments $ — $ 823 $ — $ 823
Options Written — 269 — 269
Swaps* — 1 — 1
Forward Currency Exchange
Contracts — 31 — 31
Futures Contracts* 216 — — 216
Total $ 216 $ 1,124 $ — $ 1,340

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $6,867,000 for the period ended February 28, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/25
Investment
in
Securities
Common
Stocks $ 616 $ 109 $ 28 $ (250) $ — $ — $ 503
Convertible
Bonds 33 — — — — — 33
Convertible
Preferred
Stocks 2,053 26 138 (180) 47 (47) 2,037
Private
Investment
Companies 120,265 9,256 — (7,001) — — 122,520
Total $ 122,967 $ 9,391 $ 166 $ (7,431) $ 47 $ (47) $ 125,093

T. ROWE PRICE Spectrum Conservative Allocation Fund

Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 503 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 14.9x
11.2x Increase
Sales growth
rate
24%
– 28%
27% Increase
Enterprise
value to gross
profit multiple
5.0x
–18.7x
14.5x Increase
Gross profit
growth rate
25%
- 28%
28% Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium to
public company
multiples
25% 25% Increase
Discount for
dilution
43% 43% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 42% 42% Increase
Convertible
Bonds
$ 33 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,037 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 14.9x
7.2x Increase
Sales growth
rate
0%
- 141%
69% Increase
Enterprise
value to gross
profit multiple
1.6x
– 21.6x
16.0x Increase
Gross profit
growth rate
0%
- 171%
80% Increase
Enterprise
value to
EBITDA
multiple
11.5x
- 37.6x
29.8x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA growth
rate
56% 56% Increase
Price to
tangible book
value multiple
2.0x
– 2.3x
2.2x Increase
Tangible book
value growth
rate
7% 7% Increase
Premium to
public company
multiples
25%
- 147%
97% Increase
Discount for
dilution
43% 43% Decrease
Discount rate
for cost of
capital
10%
- 40%
19% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Private
Investment
Companies
$ 122,520 Rollforward of
Investee NAV
Estimated
return
0.06% 0.06% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F101-054Q3 02/25